6. Preferred Stock	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Preferred Stock

The Company has authorized 20,000,000 Preferred Stock, of which it has designated 150,000 shares of $0.0001 par value per share Series A Redeemable Preferred Stock (“Series A Preferred Stock”). The Series A Preferred Stock has a stated value of $1.00 per share, of which 0 and 112,690 shares were issued and outstanding as of December 31, 2017 and 2016, respectively.

During the year ended December 31, 2017, the Company redeemed 112,690 shares of Series A Preferred Stock with a stated value of $1.00 per share for $112,690.

Series A Redeemable Preferred Stock

The Series A Preferred Stock have the following rights and preferences:

•	Redeemable at any time at the option of the holder for cash on a dollar-per-dollar basis at a redemption of $1.00 per share.

•	Convertible into shares of Common Stock using a conversion price of $0.10 per share.

•	No general voting rights until converted into Common Stock.

•	Entitled to receive dividends at a rate per annum of 8%.

•	Liquidation preference upon a liquidation event.

On October 17, 2017, the Company filed a Certificate of Amendment to its Articles of Incorporation (the “Amendment”) with the Secretary of State of Nevada to increase authorized preferred stock from 1,000,000 to 20,000,000 shares.